Operating costs - Summary of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Expenses by nature [abstract]
Personnel costs	€ (70,110)	€ (51,204)		€ (24,740)
Depreciation	(5,147)	(1,421)		(449)
Legal and professional fees	(25,592)	(11,568)		(4,026)
Other operating expenses	(17,908)	(8,190)		(5,162)
Total general and administrative expenses	€ (118,757)	€ (72,382)	[1]	€ (34,377)	[1]

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.